STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 9. STOCKHOLDERS’ EQUITY

Common Stock Issuances

In June 2012, the Company issued 1,147,518 shares of its Common Stock in a Private Placement to Accredited Investors.  The Company received $6,332,000 net of commissions and expenses.

Our agent, Taglich, received commissions in the amount of approximately $539,000, along with 12,000 shares of common stock, and a Warrant to purchase approximately 115,000 shares of Common Stock at $6.30.  The Company also paid approximately $15,000 of legal fees on behalf of Taglich.

The proceeds from the sale of the Common Stock were used to finance the acquisition of NTW.

On July 12, 2012 the Company issued approximately 38,000 shares of its Common Stock subject to the same Private Placement to Accredited Investors.  The Company received approximately $197,000 net of commissions to Taglich of approximately $31,000 and legal fees of approximately $3,000. The Company issued a Warrant to Taglich to purchase approximately 4,000 shares of Common Stock at $6.30.

Note 9. STOCKHOLDERS' EQUITY

Authorized Shares

At a Special Meeting of Stockholders on July 29, 2010, the stockholders approved an amendment to the certificate of incorporation to effect a one-for-four hundred (1-for-400) reverse split of our common stock, conversion of our Series B Preferred into 3,400,000 shares of common stock and reduce the number of authorized shares of common stock from 250,000,000 to 20,000,000.

Common Stock Issuances

There were no issuances of common stock during the years ended December 31, 2011 and 2010.

On July 29, 2010 at a Special Meeting of Stockholders, the stockholders approved an amendment to the certificate of designation for the Series B Preferred providing for the automatic conversion of the outstanding shares of Series B Preferred , together with any dividends that are or may become payable prior to the conversion date, into 3,400,000 shares of Common Stock.

Series B Convertible Preferred Stock

The Company established, designated and fixed the terms, preferences, limitations and relative rights of four million (4,000,000) shares of the authorized and unissued preferred stock of the Company as Series B Preferred.  Rights included the following:

1.	Holders of the shares of Series B Preferred were entitled to receive 7% cumulative dividend of the original Series B Preferred issue price.
2.	Dividends accrued and were payable quarterly on January 2, April 1, July 1 and October 1 of each year.

3.	The Company could elect to deliver additional shares of Series B Preferred in lieu of cash payments.
4.	The liquidation value was an amount equal to the greater of $10 per share or such amount per share as would have been payable had each such share been converted into Common Stock immediately prior to a liquidation event (as defined).

5.	Each holder of outstanding shares of Series B Preferred was entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Series B Preferred held by such holder are then convertible, at each meeting of stockholders of the Corporation (or by written action of stockholders in lieu of meeting) with respect to all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series B Preferred will generally vote together with the holders of Common Stock as a single class.
6.	Each share of Series B Preferred was convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and no assessable shares of Common Stock as is determined by dividing (i) the Series B Preferred Original Issue Price ($10) by (ii) the Series B Preferred Conversion Price (as defined) in effect at the time of conversion.

Issuances and conversions of Series B Preferred for the year ended December 31, 2010 were as follows:

The Company issued 839,108 shares of Series B Preferred as dividends for the quarter ended December 31, 2009 and 1,004,926 shares of Series B Preferred as dividends for the quarter ended March 31, 2010 in lieu of cash payments.  Dividends amounted to $1,436,000 for the year ended December 31, 2010.

On January 5, 2010, the Company issued 137,138 shares of Series B Preferred for the exercise of 137,138 warrants.  See Note 14 Related Party Transactions.

On July 29, 2010, at a Special Meeting of Stockholders, the stockholders approved an amendment to the certificate of designation for the Series B Preferred providing for the automatic conversion of the outstanding shares of Series B Preferred, together with any dividends that were payable prior to the conversion date, into 3,400,000 shares of Common Stock.  This represented approximately 95% of the outstanding shares of Common Stock after giving effect to the one-for-four hundred (1-for-400) reverse stock split.